UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23158
Investment Company Act file number

Mandatory Exchangeable Trust
 (Exact name of registrant as specified in charter)

850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Address of principal executive offices) (Zip code)

Donald J. Puglisi, Managing Trustee
850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Name and address of agent for service)

(302) 738-6680
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Mandatory Exchangeable Trust
Schedule of Investments
September 30, 2017 (Unaudited)

	Maturity	Par	Amortized
Security Description	Date	Value	Cost	Fair Value

U.S. Treasury Securities - 4.92%*
Stripped United States Treasury Notes	11/15/2017	$14,345,000	$14,332,406	$14,326,495
Stripped United States Treasury Notes	11/15/2017	80,530,000	80,463,485	80,427,083
Stripped United States Treasury Notes	02/15/2018	41,312,000	41,198,891	41,134,152
Stripped United States Treasury Notes	02/15/2018	53,563,000	53,416,349	53,334,340
Stripped United States Treasury Notes	05/15/2018	94,172,000	93,729,399	93,461,566
Stripped United States Treasury Notes	05/15/2018	703,000	699,696	697,434
Stripped United States Treasury Notes	08/15/2018	10,971,000	10,896,034	10,845,569
Stripped United States Treasury Notes	08/15/2018	83,904,000	83,371,341	82,906,381
Stripped United States Treasury Notes	11/15/2018	39,765,000	39,401,170	39,161,288
Stripped United States Treasury Notes	11/15/2018	55,110,000	54,621,208	54,280,760
Stripped United States Treasury Notes	02/15/2019	34,269,000	33,877,508	33,615,524
Stripped United States Treasury Notes	02/15/2019	60,606,000	59,916,768	59,443,819
Stripped United States Treasury Notes	05/15/2019	9,048,000	8,914,418	8,838,919
Stripped United States Treasury Notes	05/15/2019	85,827,000	84,264,019	83,874,007
Total U.S. Treasury Securities			659,102,692	656,347,336

Forward Purchase Contract - 95.08%*
Forward Purchase Contract for American Depository Shares
of Alibaba Group Holdings Limited			5,400,894,000	12,682,560,000
Total Forward Purchase Contract			5,400,894,000	12,682,560,000

Total Investments - 100.00%*			$6,059,996,692	$13,338,907,336
Other Assets in Excess of Liabilities - 0.00%* ^				275
TOTAL NET ASSETS - 100.00%*				$13,338,907,611

Footnotes
* Percentages are stated as a percent of net assets.
^ Percentage is more than 0.00% but less than 0.01%.

See Accompanying Notes to the Financial Statements.

Income Taxes
The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and as such, Trust Securities holders will be treated as if each holder owns directly its proportionate share of the assets held by the Trust.

As of September 30th, 2017, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, aggregated $7,281,666,000 and $2,755,356, respectively.  The aggregate cost of investments for Federal income tax purposes was $6,059,996,692 at September 30, 2017.

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017:

		Fair Value Measurements at September 30, 2017 Using
Description	Fair Value at September 30, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other
U.S. Treasury Securities	$656,347,336	$656,347,336	$-	$-
Total Other	656,347,336	656,347,336	-	-
Derivative Instruments
Forward Purchase Contract	12,682,560,000	-	-	12,682,560,000
Total Derivative Instruments	12,682,560,000	-	-	12,682,560,000
Total	$13,338,907,336	$656,347,336	$-	$12,682,560,000

During the period ended September 30, 2017, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the period ended September 30, 2017
Fair Value Beginning Balance	$6,911,520,000
Increase in Unrealized Gains Included in Net Increase in Net Assets Applicable to Trust Security Holders	5,771,040,000
Transfers Out of Level 3	-
Fair Value Ending Balance	$12,682,560,000

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2017.

Type of Asset	Fair Value as of September 30, 2017	Valuation Technique	Unobservable Input
Forward Purchase Contract	$12,682,560,000	Income Approach Pricing Model	Volatility of stock price of underlying Assets. Returns of the S&P 500 Index. Contractual terms, as disclosed in offering circular. Risk Free rate of return.

Forward Purchase Contract
On June 10, 2016, the Trust entered into the Contract, which is a derivative instrument, with the Shareholder and paid to the Shareholder $5,400,894,000 in connection therewith.  Pursuant to this Contract, the Shareholder is obligated to deliver to the Trust a specified number of Alibaba ADS on June 1, 2019 (the "Exchange Date") so as to permit the holders of the Trust Securities to exchange on the Exchange Date each of their shares of Trust Securities.

At September 30, 2017, the Contract had the following value:

Forward Contract	Exchange Date	Cost of Contract	Contract Fair Value	Net Unrealized Appreciation
Shareholder – West Raptor Holdings, LLC	06/01/2019	$5,400,894,000	$12,682,560,000	$7,281,666,000

The cost and value of the Contract would be included in investments, at fair value in the Statement of Assets and Liabilities.  The net change in unrealized appreciation in the Statement of Operations would be included in the net unrealized appreciation on investments in the Statement of Assets and Liabilities.

The Shareholder’s obligation under the Contract is collateralized by Alibaba ADS which are being held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At September 30, 2017, the Custodian held 66,000,000 shares of Alibaba ADS with an aggregate value of $11,398,860,000.

Item 2. Controls and Procedures.

(a)
The Registrant’s Managing Trustee have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certification for Managing Trustee of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mandatory Exchangeable Trust

By (Signature and Title)  /s/ Donald J. Puglisi
  Donald J. Puglisi, Managing Trustee

Date  November 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Donald J. Puglisi
  Donald J. Puglisi, Managing Trustee

Date  November 10, 2017